Property, plant, equipment and development costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant, equipment and development costs
Opening balance	$ 1,600,295	$ 1,535,195
Final balances	1,889,785	1,600,295
Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	4,165,696	3,918,330
Additions	378,238	276,074
Disposals	(9,030)	(1,662)
Sales	(11,367)	(5,954)
Changes in estimations	80,932	12,934
Reclassifications and transfers	0	(34,026)
Final balances	4,604,469	4,165,696
Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	2,558,856	2,376,590
Additions	157,416	188,116
Disposals	(979)	(314)
Sales	11,338	5,536
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	2,703,955	2,558,856
Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	6,545	6,545
Additions	4,184	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	10,729	6,545
Land | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	18,765	18,765
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	18,765	18,765
Mining concessions | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	77,567	111,590
Additions	0	0
Disposals	0	0
Sales	(3)	0
Changes in estimations	0	0
Reclassifications and transfers	(7)	(34,023)
Final balances	77,557	77,567
Development costs | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	993,802	904,683
Additions	101,876	89,127
Disposals	0	(8)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	1,782	0
Final balances	1,097,460	993,802
Development costs | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	412,290	388,488
Additions	33,236	23,802
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	7,461	0
Final balances	452,987	412,290
Buildings, constructions and other | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	1,375,600	1,353,782
Additions	0	0
Disposals	0	0
Sales	(313)	(5,193)
Changes in estimations	0	0
Reclassifications and transfers	79,815	27,011
Final balances	1,455,102	1,375,600
Buildings, constructions and other | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	879,837	823,918
Additions	67,469	55,919
Disposals	0	0
Sales	313	0
Changes in estimations	0	0
Reclassifications and transfers	(7,124)	0
Final balances	939,869	879,837
Machinery and equipment | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	889,211	874,015
Additions	0	1
Disposals	(1,466)	(233)
Sales	(10,567)	0
Changes in estimations	0	0
Reclassifications and transfers	24,904	15,428
Final balances	902,082	889,211
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	777,144	744,649
Additions	31,398	37,510
Disposals	(938)	(223)
Sales	10,541	4,792
Changes in estimations	0	0
Reclassifications and transfers	6,602	0
Final balances	803,665	777,144
Machinery and equipment | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	0	0
Additions	4,184	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	4,184	0
Transportation units | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	5,530	5,657
Additions	0	0
Disposals	(68)	(89)
Sales	(483)	(761)
Changes in estimations	0	0
Reclassifications and transfers	113	723
Final balances	5,092	5,530
Transportation units | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	4,643	5,172
Additions	249	300
Disposals	(41)	(85)
Sales	483	744
Changes in estimations	0	0
Reclassifications and transfers	(141)	0
Final balances	4,227	4,643
Furniture and fixtures | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	11,531	11,071
Additions	0	2
Disposals	0	(6)
Sales	(1)	0
Changes in estimations	0	0
Reclassifications and transfers	1,166	464
Final balances	12,696	11,531
Furniture and fixtures | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	10,672	10,221
Additions	501	457
Disposals	0	(6)
Sales	1	0
Changes in estimations	0	0
Reclassifications and transfers	(303)	0
Final balances	10,869	10,672
Units in transit | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	52,138	15,686
Additions	33,521	36,452
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	247	0
Final balances	85,906	52,138
Work in progress | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	186,123	91,468
Additions	242,841	139,610
Disposals	(7,496)	(1,326)
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	(100,177)	(43,629)
Final balances	321,291	186,123
Stripping activity asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	199,109	190,156
Additions	0	8,953
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	1	0
Final balances	199,110	199,109
Stripping activity asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	205,052	153,928
Additions	0	51,124
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	(5,942)	0
Final balances	199,110	205,052
Mine closure costs | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	322,392	310,513
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	73,090	11,879
Reclassifications and transfers	(2)	0
Final balances	395,480	322,392
Mine closure costs | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	247,046	232,030
Additions	18,826	15,016
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	265,872	247,046
Mine closure costs | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	2,206	2,206
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	0	0
Final balances	2,206	2,206
Mine Development Cost | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	3,488	3,488
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	(3)	0
Final balances	3,485	3,488
Property, plant and other | Accumulated impairment [member]
Property, plant, equipment and development costs
Opening balance	851	851
Additions	0	0
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	3	0
Final balances	854	851
Right-of-use asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	33,928	30,944
Additions	0	1,929
Disposals	0	0
Sales	0	0
Changes in estimations	7,842	1,055
Reclassifications and transfers	(7,842)	0
Final balances	33,928	33,928
Right-of-use asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	22,172	18,184
Additions	5,737	3,988
Disposals	0	0
Sales	0	0
Changes in estimations	0	0
Reclassifications and transfers	(553)	0
Final balances	27,356	22,172
Sociedad Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Opening balance	5,528,663	5,387,377
Final balances	5,580,816	5,528,663
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	10,428,554	9,826,584
Additions	672,770	650,302
Disposals	(83,880)	(86,593)
Reclassifications and transfers	0	0
Final balances	10,980,559	10,428,554
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	4,899,891	4,439,207
Additions	583,004	521,404
Disposals	(83,152)	(80,632)
Reclassifications and transfers	0	0
Final balances	5,399,743	4,899,891
Sociedad Minera Cerro Verde S.A.A. | Land | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	33,562	33,202
Additions	0	0
Disposals	0	0
Reclassifications and transfers	0	360
Final balances	33,562	33,562
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	5,342,285	5,197,630
Additions	0	0
Disposals	(77,827)	(49,382)
Reclassifications and transfers	226,320	194,037
Final balances	5,490,062	5,342,285
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	3,031,301	2,787,467
Additions	293,826	290,691
Disposals	(77,224)	(46,980)
Reclassifications and transfers	0	123
Final balances	3,247,485	3,031,301
Sociedad Minera Cerro Verde S.A.A. | Transportation units | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	40,632	36,377
Additions	0	0
Disposals	(306)	(133)
Reclassifications and transfers	5,449	4,388
Final balances	45,775	40,632
Sociedad Minera Cerro Verde S.A.A. | Transportation units | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	23,181	20,787
Additions	3,159	2,514
Disposals	(261)	(120)
Reclassifications and transfers	0	0
Final balances	26,079	23,181
Sociedad Minera Cerro Verde S.A.A. | Furniture and fixtures | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	572	572
Additions	0	0
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	572	572
Sociedad Minera Cerro Verde S.A.A. | Furniture and fixtures | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	572	572
Additions	0	0
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	572	572
Sociedad Minera Cerro Verde S.A.A. | Work in progress | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	185,068	184,265
Additions	358,684	302,302
Disposals	0	0
Reclassifications and transfers	(243,174)	(299,335)
Final balances	300,578	185,068
Sociedad Minera Cerro Verde S.A.A. | Mine heavy equipment
Property, plant, equipment and development costs
Additions	49,900	42,900
Sociedad Minera Cerro Verde S.A.A. | Tailings dam projects
Property, plant, equipment and development costs
Additions	74,200	52,500
Sociedad Minera Cerro Verde S.A.A. | Belt Replacement Projects [Member]
Property, plant, equipment and development costs
Additions	10,800
Sociedad Minera Cerro Verde S.A.A. | Mine Support Equipment [Member]
Property, plant, equipment and development costs
Additions	109,300	80,200
Sociedad Minera Cerro Verde S.A.A. | Construction of new in-pit crusher and improvements to existing crushers
Property, plant, equipment and development costs
Additions	71,800
Sociedad Minera Cerro Verde S.A.A. | Expansion of a leach paid
Property, plant, equipment and development costs
Additions	7,900	36,100
Sociedad Minera Cerro Verde S.A.A. | Direct Flotation Reactor Technology Project [Member]
Property, plant, equipment and development costs
Additions		21,800
Sociedad Minera Cerro Verde S.A.A. | Stripping activity asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	1,808,081	1,464,027
Additions	312,608	344,054
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	2,120,689	1,808,081
Sociedad Minera Cerro Verde S.A.A. | Stripping activity asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	1,059,567	925,757
Additions	191,070	133,810
Disposals	0	0
Reclassifications and transfers	0	0
Final balances	1,250,637	1,059,567
Sociedad Minera Cerro Verde S.A.A. | Right-of-use asset | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	99,779	97,356
Additions	1,478	3,946
Disposals	(1,410)	(1,114)
Reclassifications and transfers	0	(409)
Final balances	99,847	99,779
Sociedad Minera Cerro Verde S.A.A. | Right-of-use asset | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	49,731	39,851
Additions	11,152	11,117
Disposals	(1,342)	(1,114)
Reclassifications and transfers	0	(123)
Final balances	59,541	49,731
Sociedad Minera Cerro Verde S.A.A. | Property, plant and other | Gross carrying amount [Member]
Property, plant, equipment and development costs
Opening balance	36,404	36,222
Additions	0	0
Disposals	(436)	0
Reclassifications and transfers	273	182
Final balances	36,241	36,404
Sociedad Minera Cerro Verde S.A.A. | Property, plant and other | Accumulated depreciation, amortisation and impairment [member]
Property, plant, equipment and development costs
Opening balance	30,286	27,168
Additions	3,088	3,118
Disposals	(436)	0
Reclassifications and transfers	0	0
Final balances	$ 32,938	$ 30,286